PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment

(in millions)	Land and buildings	Plant and equipment	Total
Cost
At January 1, 2023	51	80	131
Additions	19	16	35
Disposals and asset write-offs	(2)	(2)	(4)
Exchange adjustment	1	2	3
At December 31, 2023	$69	$96	$165
Accumulated depreciation and impairment
At January 1, 2023	23	54	77
Charge for the year	3	4	7
Disposals and asset write-offs	(2)	(2)	(4)
Exchange adjustment	—	1	1
At December 31, 2023	$24	$57	$81
Net book amount at December 31, 2023	$45	$39	$84

(in millions)	Land and buildings	Plant and equipment	Total
Cost
At January 1, 2022	55	77	132
Additions	—	6	6
Disposals and asset write-offs	(1)	—	(1)
Exchange adjustment	(3)	(3)	(6)
At December 31, 2022	$51	$80	$131
Accumulated depreciation and impairment
At January 1, 2022	21	53	74
Charge for the year	3	3	6
Disposals and asset write-offs	(1)	—	(1)
Exchange adjustment	—	(2)	(2)
At December 31, 2022	$23	$54	$77
Net book amount at December 31, 2022	$28	$26	$54

(in millions)	Land and buildings	Plant and equipment	Total
Cost
At January 1, 2021	55	73	128
Additions	—	4	4
At December 31, 2021	$55	$77	$132
Accumulated depreciation and impairment
At January 1, 2021	18	50	68
Charge for the year	3	3	6
At December 31, 2021	$21	$53	$74
Net book amount at December 31, 2021	$34	$24	$58